Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 30,943	$ 24,672
Certificate of deposit	250,000	250,000
Trading securities	252	6,772
Accounts receivable, less allowance for doubtful accounts of $55,087	1,588,291	1,547,434
Inventories	2,459,541	2,443,720
Prepaid expenses and other current assets	289,169	202,012
Total current assets	4,618,196	4,474,610
Property and equipment, net of accumulated depreciation	1,649,671	1,588,303
Other assets	6,500	50,025
Total assets	6,274,367	6,112,938
Current liabilities:
Accounts payable and accrued expenses	690,616	803,897
Bank overdrafts	155,109	0
Dividends payable	915,000	795,000
Short-term notes payable	222,700	91,183
Current installments of long-term debt	1,924,785	1,955,840
Total current liabilities	3,908,210	3,645,920
Long-term debt, less current installments	279,049	396,938
Total liabilities	4,187,259	4,042,858
Commitments and contingencies	0	0
Stockholders' equity:
Preferred stock, $0.0001 par value, authorized 5,000,000 shares; 3,769,626 shares issued and outstanding	377	377
Common stock, $0.0001 par value, authorized 195,000,000 shares; 70,892,250 and 68,342,250 shares issued and outstanding, respectively	7,089	6,834
Additional paid-in capital	4,277,438	4,150,193
Accumulated deficit	(2,197,796)	(2,087,324)
Total stockholders' equity	2,087,108	2,070,080
Total liabilities and stockholders' equity	$ 6,274,367	$ 6,112,938